Intangible assets - Summary of Amortization expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	€ (218)	€ (160)	€ (126)
Research and development expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	(93)	(35)	(31)
General and administrative expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	€ (125)	€ (125)	€ (95)